UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-10145

BAILLIE GIFFORD FUNDS

(Exact name of registrant as specified in charter)

1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN

(Address of principal executive offices) (Zip code)

Angus N G Macdonald
1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN

(Name and address of agent for service)

Registrant’s telephone number, including area code:   011-44-131-275-2000

Date of fiscal year end:   December 31

Date of reporting period:   January 1, 2011 to June 30, 2011

The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the “Act”), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the “1933 Act”) because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

Item 1. Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Baillie Gifford International Equity, EAFE, EAFE Choice and Emerging Markets Funds
Semi-Annual Report
June 30, 2011(unaudited)

Fund Expenses (unaudited)

As a shareholder of the Baillie Gifford International Equity Fund, the Baillie Gifford EAFE Fund, the Baillie Gifford EAFE Choice Fund and/or the Baillie Gifford Emerging Markets Fund (together, the “Funds”), you incur two types of costs: (1) transaction costs, which may include purchase premiums and redemption fees and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in the other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses (unaudited) (continued)

	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Annualized Expense Ratio Based on the Period 1/01/11 to 6/30/11	Expenses Paid During the Period 1/01/11 to 6/30/11

Baillie Gifford International Equity Fund - Class 1
Actual	$1,000.00	$1,034.10	0.85%	$4.27
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	0.85%	$4.24

Baillie Gifford International Equity Fund - Class 2
Actual	$1,000.00	$1,035.17	0.67%	$3.37
Hypothetical (5% return before expenses)	$1,000.00	$1,021.48	0.67%	$3.35

Baillie Gifford International Equity Fund - Class 3
Actual	$1,000.00	$1,035.78	0.62%	$3.12
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.62%	$3.10

Baillie Gifford International Equity Fund - Class 4
Actual	$1,000.00	$1,035.02	0.57%	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,021.99	0.57%	$2.84

Baillie Gifford EAFE Fund - Class 1
Actual	$1,000.00	$1,055.49	0.78%	$3.99
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	0.78%	$3.92

Baillie Gifford EAFE Fund - Class 2
Actual	$1,000.00	$1,056.70	0.60%	$3.07
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.60%	$3.02

Baillie Gifford EAFE Fund - Class 3
Actual	$1,000.00	$1,056.58	0.54%	$2.75
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	0.54%	$2.70

Baillie Gifford EAFE Fund - Class 4
Actual	$1,000.00	$1,056.47	0.50%	$2.56
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	0.50%	$2.52

Baillie Gifford EAFE Choice Fund - Class 2
Actual	$1,000.00	$1,041.82	0.63%	$3.18
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.63%	$3.15

Baillie Gifford EAFE Choice Fund - Class 4*
Actual	$1,000.00	$1,020.58	0.52%	$1.05
Hypothetical (5% return before expenses)	$1,000.00	$1,022.21	0.52%	$2.62

Baillie Gifford Emerging Markets Fund - Class III
Actual	$1,000.00	$969.02	0.75%	$3.65
Hypothetical (5% return before expenses)	$1,000.00	$1,021.09	0.75%	$3.74

* Commencement of investment operations is April 19, 2011.

INDUSTRY DIVERSIFICATION TABLE
June 30, 2011 (unaudited)	Baillie Gifford International Equity Fund

	Value	% of Total Net Assets

Airlines	$11,540,067	1.1%
Apparel	25,738,238	2.4
Auto Manufacturers	9,629,492	0.9
Banks	95,221,575	8.9
Beverages, Food & Tobacco	51,069,755	4.8
Biotechnology	12,915,962	1.2
Commercial Services	62,363,291	5.8
Computers	4,405,962	0.4
Construction & Building Materials	27,386,717	2.6
Distribution/Wholesale	20,121,837	1.9
Diversified Financial Services	62,686,439	5.9
Diversified Industrials	17,145,702	1.6
Electronic & Electrical Equipment	61,677,193	5.8
Engineering & Machinery	63,474,577	5.9
Engineering & Construction	7,415,622	0.7
Food Producers & Processors	59,193,536	5.5
Healthcare - Products	23,609,517	2.2
Insurance	21,240,810	2.0
Internet	42,863,571	4.0
Investment Companies	6,232,845	0.6
Media & Photography	21,804,342	2.0
Mining & Metals	101,984,118	9.5
Office/Business Equipment	13,023,661	1.2
Oil & Gas	99,747,455	9.3
Pharmaceuticals	16,616,206	1.6
Real Estate	8,899,133	0.8
Retailers - General	23,664,237	2.2
Semiconductors	30,383,754	2.9
Software	8,452,845	0.8
Telecommunication Services	6,112,077	0.6
Transportation	30,140,023	2.8

Total Value of Investments	1,046,760,559	97.9
Other assets less liabilities	22,887,138	2.1

Net Assets	$1,069,647,697	100.0%

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS June 30, 2011 (unaudited)	Baillie Gifford International Equity Fund

	Shares	Value

COMMON STOCKS - 94.8%
ARGENTINA - 0.9%
MercadoLibre, Inc.	125,000	$9,917,500

AUSTRALIA - 3.4%
Brambles Ltd.	2,296,692	17,857,083
Cochlear Ltd.	119,928	9,282,112
Woolworths Ltd.	318,611	9,506,274

		36,645,469

BELGIUM - 0.7%
Groupe Bruxelles Lambert SA	85,994	7,639,428

BERMUDA - 1.3%
Seadrill Ltd.	385,460	13,552,318

BRAZIL - 3.5%
All America Latina Logistica SA	793,160	6,693,312
BM&F BOVESPA SA	1,192,800	7,887,544
OGX Petroleo e Gas Participacoes SA (a)	950,900	8,865,277
Petroleo Brasileiro SA ADR	416,100	14,089,146

		37,535,279

CANADA - 4.9%
Cenovus Energy, Inc.	190,094	7,174,474
Eldorado Gold Corp.	574,806	8,480,988
Fairfax Financial Holdings Ltd.	35,825	14,338,172
IAMGOLD Corp.	399,282	7,509,954
Research In Motion Ltd. (a)	152,415	4,405,962
Ritchie Bros. Auctioneers, Inc.	370,098	10,184,223

		52,093,773

CHINA - 8.7%
Baidu, Inc. ADR (a)	123,550	17,313,062
Cheung Kong Holdings Ltd.	606,000	8,899,133
China Shenhua Energy Co., Ltd., Class H	2,531,000	12,128,362
Hang Seng Bank Ltd.	783,700	12,536,358
Hong Kong Exchanges & Clearing Ltd.	881,700	18,565,841
Kunlun Energy Co., Ltd.	7,504,000	12,944,879
Pacific Basin Shipping Ltd.	5,766,000	3,303,091
Want Want China Holdings Ltd.	7,405,000	7,199,465

		92,890,191

DENMARK - 3.1%
A P Moller - Maersk AS, B Shares	1,058	9,133,732
DSV AS	458,656	11,009,888
Novozymes AS, B Shares	79,270	12,915,962

		33,059,582

FINLAND - 2.6%
Kone Oyj, B Shares	297,972	18,719,722
Sampo Oyj, A Shares	269,034	8,685,705

		27,405,427

FRANCE - 4.3%
CFAO	177,575	7,710,383
Compagnie Generale d’Optique Essillor International SA	176,578	14,327,405
Edenred	422,156	12,880,539
Lafarge SA	169,030	10,770,577

		45,688,904

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (continued) June 30, 2011 (unaudited)	Baillie Gifford International Equity Fund

	Shares	Value

GERMANY - 2.5%
Aixtron SE	297,406	$10,150,959
Deutsche Boerse AG	215,582	16,369,135

		26,520,094

INDIA - 0.6%
Infrastructure Development Finance Co., Ltd. (a)	2,115,649	6,232,845

IRELAND - 2.6%
CRH Plc.	395,858	8,809,932
James Hardie Industries SE CDI (a)	1,232,122	7,806,208
Ryanair Holdings Plc. ADR	393,322	11,540,067

		28,156,207

JAPAN - 9.4%
Canon, Inc.	273,800	13,023,661
Chugai Pharmaceutical Co., Ltd.	291,100	4,773,363
Fast Retailing Co., Ltd.	74,900	12,113,458
INPEX Corp.	1,465	10,831,015
Japan Tobacco, Inc.	2,331	8,997,828
Mitsui & Co., Ltd.	518,500	8,964,930
Olympus Corp.	417,000	14,070,441
Rakuten, Inc.	15,104	15,633,009
SMC Corp.	66,400	11,969,930

		100,377,635

NETHERLANDS - 1.3%
Heineken Holding NV	267,019	13,669,698

NORWAY - 0.7%
AKER Solutions ASA	371,161	7,415,622

PERU - 0.8%
Credicorp Ltd.	100,598	8,661,488

PORTUGAL - 0.5%
Galp Energia, SGPS, SA, B Shares	232,934	5,555,441

RUSSIA - 2.2%
Magnit OJSC GDR Reg S	232,500	7,306,420
Mobile TeleSystems OJSC ADR	321,350	6,112,077
X5 Retail Group NV GDR Reg S (a)	250,750	9,821,442

		23,239,939

SINGAPORE - 3.1%
DBS Group Holdings Ltd.	1,160,000	13,876,233
United Overseas Bank Ltd.	1,201,512	19,290,456

		33,166,689

SOUTH AFRICA - 2.6%
Massmart Holdings Ltd.	296,183	6,132,412
Naspers Ltd., N Shares	386,094	21,804,342

		27,936,754

SOUTH KOREA - 2.7%
Hyundai Mobis	25,593	9,629,492
Samsung Electronics Co., Ltd.	24,139	18,761,540

		28,391,032

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (continued) June 30, 2011 (unaudited)	Baillie Gifford International Equity Fund

	Shares	Value

SPAIN - 1.8%
Banco Santander SA	522,641	$6,020,932
Industria de Diseno Textil SA	149,535	13,624,780

		19,645,712

SWEDEN - 5.3%
Atlas Copco AB, B Shares	1,389,725	32,784,925
Svenska Handelsbanken AB, A Shares	789,894	24,354,474

		57,139,399

SWITZERLAND - 4.4%
Nestle SA	570,992	35,531,999
Roche Holding AG - Genusschein	70,737	11,842,843

		47,374,842

TAIWAN - 4.0%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	1,686,130	11,564,322
MediaTek, Inc.	1,025,371	11,168,559
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,604,504	20,232,795

		42,965,676

TURKEY - 1.7%
Anadolu Efes Biracilik ve Malt Sanayii AS	665,939	9,006,384
BIM Birlesik Magazalar AS	281,699	9,155,651

		18,162,035

UNITED KINGDOM - 15.2%
Amlin Plc.	1,926,000	12,555,105
Antofagasta Plc.	624,256	13,969,743
BG Group Plc.	557,760	12,664,499
BHP Billiton Plc.	352,707	13,859,240
British American Tobacco Plc.	442,305	19,395,845
Capita Group Plc.	773,670	8,885,906
Experian Plc.	985,679	12,555,540
Hargreaves Lansdown Plc.	566,000	5,525,747
Premier Farnell Plc.	1,528,789	6,112,332
Rio Tinto Plc.	323,200	23,336,983
Sage Group Plc. (The)	1,823,251	8,452,845
Tullow Oil Plc.	706,552	14,070,406
Wolseley Plc.	341,800	11,156,907

		162,541,098

Total Common Stocks (cost $875,281,497)		1,013,580,077

PREFERRED STOCKS - 3.1%
BRAZIL - 3.1%
Itau Unibanco Holding SA ADR	445,080	10,481,634
Vale SA ADR	783,800	22,698,848

Total Preferred Stocks (cost $27,951,172)		33,180,482

TOTAL INVESTMENTS - 97.9% (cost $903,232,669)		1,046,760,559
Other assets less liabilities - 2.1%		22,887,138

NET ASSETS - 100.0%		$1,069,647,697

(a) Non-income producing security.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (concluded) June 30, 2011 (unaudited)	Baillie Gifford International Equity Fund

CDI – Chess Depository Interest.
GDR - Global Depositary Receipt.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011 (unaudited)	Baillie Gifford International Equity Fund

ASSETS
Investments, at value (cost $903,232,669)	$1,046,760,559
Cash	21,778,095
Foreign cash, at value (cost $1,007,519)	1,031,129
Unrealized appreciation on forward foreign currency contracts	768
Receivable for investments sold	114,562
Dividends receivable	1,756,970
Tax reclaims receivable	600,196

Total Assets	1,072,042,279

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	890
Payable for investments purchased	1,005,966
Management fee payable	665,957
Servicing fee payable	581,200
Accrued expenses	140,569

Total Liabilities	2,394,582

NET ASSETS	$1,069,647,697

COMPOSITION OF NET ASSETS
Paid-in capital	$916,996,325
Undistributed net investment income	7,979,995
Accumulated net realized gain on investments and foreign currency transactions	1,071,914
Net unrealized appreciation in value of investments and foreign currencies	143,599,463

$1,069,647,697

NET ASSET VALUE, PER SHARE

Class 1 ($75,467,809 / 7,318,255 shares outstanding),
unlimited authorized, no par value	$10.31

Maximum Purchase Price Per Share (Note D)	$10.33

Minimum Redemption Price Per Share (Note D)	$10.29

Class 2 ($540,732,295 / 52,515,762 shares outstanding),
unlimited authorized, no par value	$10.30

Maximum Purchase Price Per Share (Note D)	$10.32

Minimum Redemption Price Per Share (Note D)	$10.28

Class 3 ($431,746,116 / 41,434,193 shares outstanding),
unlimited authorized, no par value	$10.42

Maximum Purchase Price Per Share (Note D)	$10.44

Minimum Redemption Price Per Share (Note D)	$10.40

Class 4 ($21,701,477 / 2,038,935 shares outstanding),
unlimited authorized, no par value	$10.64

Maximum Purchase Price Per Share (Note D)	$10.66

Minimum Redemption Price Per Share (Note D)	$10.62

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2011 (unaudited)	Baillie Gifford International Equity Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $1,321,529)	$13,910,547
Interest	1,233

Total Investment Income	13,911,780

EXPENSES
Management fee (Note B)	1,234,804
Shareholder Servicing fees - Class 1 Shares (Note B)	163,609
Shareholder Servicing fees - Class 2 Shares (Note B)	688,649
Shareholder Servicing fees - Class 3 Shares (Note B)	208,472
Shareholder Servicing fees - Class 4 Shares (Note B)	17,988
Fund Accounting	186,416
Custody	140,959
Legal	22,315
Professional fees	20,231
Transfer Agency	16,044
Trustees’ fees	8,635
Insurance	4,395
Miscellaneous	3,472

Total Expenses	2,715,989

Net Investment Income	11,195,791

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from:
Investments	3,384,681
Foreign currency transactions	203,834

3,588,515

Net change in unrealized appreciation (depreciation) on:
Investments	16,573,674
Translation of assets and liabilities in foreign currencies	(48,608)

16,525,066

Net realized and unrealized gain on investments and foreign currency transactions	20,113,581

NET INCREASE IN NET ASSETS FROM OPERATIONS	$31,309,372

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	Baillie Gifford International Equity Fund

	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010

INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$11,195,791	$5,789,617
Net realized gain from investments and foreign currency transactions	3,588,515	8,814,714
Net change in unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	16,525,066	70,633,112

Net increase in net assets from operations	31,309,372	85,237,443

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income:
Class 1	-	(1,213,165)
Class 2	-	(7,775,994)
Class 3	-	(2,843,440)
Class 4	-	(383,650)

Total Dividends	-	(12,216,249)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	2,245,500	58,565,548
Class 2	183,558,843	197,769,223
Class 3	264,227,433	128,255,931
Class 4	-	18,009,486
Purchase Premiums
Class 1	53,403	90,426
Class 2	391,345	345,429
Class 3	201,921	98,509
Class 4	15,499	13,573
Redemption fees:
Class 1	3,181	4,011
Class 2	22,607	16,205
Class 3	7,196	2,837
Class 4	922	983
Dividends reinvested:
Class 1	-	980,900
Class 2	-	7,775,994
Class 3	-	2,843,440
Class 4	-	383,650
Cost of shares redeemed:
Class 1	(1,502,254)	(61,133,453)
Class 2	(105,649,085)	(11,517,276)

Increase in Net Assets from Transactions in Shares of Beneficial Interest	343,576,511	342,505,416

Total Increase in Net Assets	374,885,883	415,526,610

NET ASSETS
Beginning of period	694,761,814	279,234,204

End of period (undistributed (distributions in excess of) net investment income of $7,979,995 and $3,215,796, respectively)	$1,069,647,697	$694,760,814

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Baillie Gifford International Equity Fund

Selected data for a Class 1 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Period July 1, 2008(a) through December 31, 2008

Net asset value, beginning of period	$9.97	$8.86	$6.07	$10.52

From Investment Operations
Net investment income(b)	0.12	0.12	0.16	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.21	1.15	2.70	(4.42)

Net increase (decrease) in net asset value from investment operations	0.33	1.27	2.86	(4.39)

Dividends to Shareholders
Dividends from net investment income	-	(0.17)	(0.08)	(0.08)

Proceeds from Purchase Premiums and Redemption Fees	0.01	0.01	0.01	0.02

Net asset value, end of period	$10.31	$9.97	$8.86	$6.07

Total Return
Total investment return based on net asset value(c)	3.41%	14.44%	47.24%	(41.51)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$75,468	$72,366	$64,512	$63,086
Ratio of net expenses to average net assets, after waiver	0.85%*	0.86%	0.93(d)	0.90%*(d)
Ratio of net expenses to average net assets, before waiver	0.85%*	0.86%	0.94(d)	1.05%*(d)
Ratio of net investment income to average net assets	2.49%*	1.36%	2.17%	1.14%*
Portfolio turnover rate	6%	24%	17%	71%

*	Annualized.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)

Baillie Gifford Overseas Limited had contractually agreed to waive its fees and/or bear other expenses through March 31, 2009 to the extent that such Fund’s total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceeded 0.90% for Class 1 Shares.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Baillie Gifford International Equity Fund

Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Period February 7, 2008(a) through December 31, 2008

Net asset value, beginning of period	$9.95	$8.84	$6.07	$10.00

From Investment Operations
Net investment income(b)	0.14	0.13	0.09	0.16
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.20	1.15	2.80	(4.03)

Net increase (decrease) in net asset value from investment operations	0.34	1.28	2.89	(3.87)

Dividends to Shareholders
Dividends from net investment income	-	(0.18)	(0.13)	(0.08)

Proceeds from Purchase Premiums and Redemption Fees	0.01	0.01	0.01	0.02

Net asset value, end of period	$10.30	$9.95	$8.84	$6.07

Total Return
Total investment return based on net asset value(c)	3.52%	14.65%	47.76%	(38.51)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$540,732	$447,232	$214,722	$50,756
Ratio of net expenses to average net assets, after waiver	0.67%*	0.68%	0.70%(d)	0.72%*(d)
Ratio of net expenses to average net assets, before waiver	0.67%*	0.68%	0.70%(d)	0.94%*(d)
Ratio of net investment income to average net assets	2.75%*	1.43%	1.12%	1.84%*
Portfolio turnover rate	6%	24%	17%	71%

*	Annualized.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)

Baillie Gifford Overseas Limited had contractually agreed to waive its fees and/or bear other expenses through March 31, 2009 to the extent that such Fund’s total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceeded 0.72% for Class 2 Shares.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Baillie Gifford International Equity Fund

Selected data for a Class 3 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2011 (unaudited)	For the Period September 1, 2010(a) through December 31, 2010

Net asset value, beginning of period	$10.06	$8.53

From Investment Operations
Net investment income(b)	0.13	0.02
Net realized and unrealized gain on investments and foreign currency transactions	0.22	1.69

Net increase in net asset value from investment operations	0.35	1.71

Dividends to Shareholders
Dividends from net investment income	-	(0.19)

Proceeds from Purchase Premiums and Redemption Fees	0.01	0.01

Net asset value, end of period	$10.42	$10.06

Total Return
Total investment return based on net asset value(c)	3.58%	20.19%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$431,746	$154,209
Ratio of net expenses to average net assets	0.62%*	0.61%*
Ratio of net investment income to average net assets	2.86%*	0.76%*
Portfolio turnover rate	6%	24%

*	Annualized.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Baillie Gifford International Equity Fund

Selected data for a Class 4 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2011 (unaudited)	For the Period July 30, 2010(a) through December 31, 2010

Net asset value, beginning of period	$10.28	$9.00

From Investment Operations
Net investment income(b)	0.14	0.04
Net realized and unrealized gain on investments and foreign currency transactions	0.21	1.42

Net increase in net asset value from investment operations	0.35	1.46

Dividends to Shareholders
Dividends from net investment income	-	(0.19)

Proceeds from Purchase Premiums and Redemption Fees	0.01	0.01

Net asset value, end of period	$10.64	$10.28

Total Return
Total investment return based on net asset value(c)	3.50%	16.38%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,701	$20,955
Ratio of net expenses to average net assets	0.57%*	0.58%*
Ratio of net investment income to average net assets	2.78%*	0.97%*
Portfolio turnover rate	6%	24%

*	Annualized.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

INDUSTRY DIVERSIFICATION TABLE
June 30, 2011 (unaudited)	Baillie Gifford EAFE Fund

	Value	% of Total Net Assets

Aerospace/Defense	$64,550,084	3.4%
Apparel	84,263,525	4.4
Auto Manufacturers	19,308,577	1.0
Banks	221,933,018	11.5
Beverages, Food & Tobacco	104,709,480	5.4
Biotechnology	27,882,138	1.4
Chemicals	35,577,066	1.8
Commercial Services	31,155,187	1.6
Construction & Building Materials	52,254,555	2.7
Cosmetics/Personal Care	50,062,804	2.6
Distribution/Wholesale	8,374,508	0.4
Diversified Financial Services	70,804,451	3.7
Diversified Industrials	46,155,550	2.4
Electronic & Electrical Equipment	41,995,337	2.2
Energy - Alternate Sources	21,775,704	1.1
Engineering & Machinery	153,731,008	8.0
Healthcare - Products	31,008,496	1.6
Insurance	37,457,993	1.9
Internet	201,987,165	10.5
Investment Companies	712,331	0.0
Media	9,287,447	0.5
Mining & Metals	103,109,997	5.3
Motorcycles	18,251,957	1.0
Office/Business Equipment	31,650,636	1.6
Oil & Gas	110,080,088	5.7
Pharmaceuticals	49,004,280	2.5
Retailers - General	159,118,970	8.3
Semiconductors	49,912,052	2.6
Software	37,524,260	2.0
Toys/Games/Hobbies	13,577,091	0.7
Travel & Leisure	13,919,278	0.7

Total Value of Investments	1,901,135,033	98.5
Other assets less liabilities	28,323,889	1.5

Net Assets	$1,929,458,922	100.0%

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS
June 30, 2011 (unaudited)	Baillie Gifford EAFE Fund

	Shares	Value

COMMON STOCKS - 95.3%
AUSTRALIA - 6.3%
Brambles Ltd.	4,007,030	$31,155,187
Fortescue Metals Group Ltd.	3,746,619	25,707,277
Woodside Petroleum Ltd.	929,975	41,027,621
Woolworths Ltd.	789,720	23,562,573

		121,452,658

BRAZIL - 1.7%
B2W Companhia Global do Varejo	535,900	6,555,173
BM&F BOVESPA SA	1,837,200	12,148,723
OGX Petroleo e Gas Participacoes SA (a)	1,530,700	14,270,775

		32,974,671

CHINA - 11.1%
Baidu, Inc. ADR (a)	653,600	91,588,968
China Merchants Bank Co., Ltd., Class H	7,685,500	18,656,360
CNOOC Ltd.	6,109,000	14,389,024
Hong Kong Exchanges & Clearing Ltd.	1,209,000	25,457,754
Li & Fung Ltd.	4,190,000	8,374,508
Ports Design Ltd.	1,473,500	3,498,306
Tencent Holdings Ltd.	1,891,000	51,609,911

		213,574,831

DENMARK - 2.8%
Novo Nordisk AS, B Shares	222,497	27,874,276
Novozymes AS, B Shares	99,518	16,215,097
Vestas Wind Systems AS (a)	433,940	10,073,436

		54,162,809

FRANCE - 6.4%
Compagnie Generale d’Optiqe Essilor International SA	382,164	31,008,496
L’Oreal SA	293,946	38,146,780
PPR	307,626	54,790,101

		123,945,377

GERMANY - 6.4%
Adidas AG	488,261	38,710,375
Aixtron SE	465,311	15,881,834
Axel Springer AG	188,034	9,287,447
HeidelbergCement AG	275,042	17,590,620
SAP AG	276,770	16,780,196
SMA Solar Technology AG	105,180	11,702,268
TUI AG (a)	1,280,627	13,919,278

		123,872,018

INDIA - 1.0%
Housing Development Finance Corp.	744,200	11,797,551
Reliance Capital Ltd.	624,200	8,102,877

		19,900,428

IRELAND - 0.4%
James Hardie Industries SE CDI (a)	1,242,501	7,871,965

ISRAEL - 1.1%
Teva Pharmaceutical Industries Ltd. ADR	438,200	21,130,004

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2011 (unaudited)	Baillie Gifford EAFE Fund

	Shares	Value

JAPAN - 10.3%
Canon, Inc.	665,400	$31,650,636
Gree, Inc. (a)	533,400	11,660,517
Hoya Corp.	530,000	11,733,425
Kyocera Corp.	91,200	9,285,801
Nintendo Co., Ltd.	72,300	13,577,091
Rakuten, Inc.	45,533	47,127,769
Rohm Co., Ltd.	159,700	9,162,225
SMC Corp.	187,900	33,872,739
Yamada Denki Co., Ltd.	144,010	11,733,875
Yamaha Motor Co., Ltd. (a)	993,700	18,251,957

		198,056,035

LUXEMBOURG - 0.6%
Oriflame Cosmetics SA	241,659	11,916,024
Reinet Investments SCA (a)	39,281	712,331

		12,628,355

MEXICO - 0.5%
Wal-Mart de Mexico SAB de CV, Series V	3,138,500	9,314,846

PERU - 0.5%
Credicorp Ltd.	109,245	9,405,995

SINGAPORE - 0.7%
Singapore Exchange Ltd.	2,164,000	13,297,546

SOUTH AFRICA - 0.5%
Impala Platinum Holdings Ltd.	344,800	9,304,197

SOUTH KOREA - 1.2%
Celltrion, Inc.	281,207	11,667,041
Samsung Electronics Co., Ltd.	15,200	11,813,886

		23,480,927

SPAIN - 5.0%
Banco Santander SA	4,402,202	50,714,276
Industria de Diseno Textil SA	499,956	45,553,150

		96,267,426

SWEDEN - 8.2%
Alfa Laval AB	1,047,604	22,592,977
Atlas Copco AB, A Shares	2,720,844	71,657,080
Sandvik AB	1,608,543	28,180,626
Svenska Handelsbanken AB, A Shares	1,137,943	35,085,725

		157,516,408

SWITZERLAND - 7.5%
ABB Ltd.	770,546	20,020,563
Compagnie Financiere Richemont SA, Br A	814,169	53,354,969
Geberit AG	112,932	26,791,970
Swatch Group AG (The)	18,818	9,497,592
Syngenta AG	105,273	35,577,066

		145,242,160

TAIWAN - 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,094,606	13,802,982

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (concluded)
June 30, 2011 (unaudited)	Baillie Gifford EAFE Fund

	Shares	Value

TURKEY - 1.6%
Turkiye Garanti Bankasi AS	6,679,706	$30,311,205

UNITED KINGDOM - 20.8%
ARM Holdings Plc.	2,151,000	20,227,236
Autonomy Corp. Plc. (a)	757,300	20,744,064
BG Group Plc.	1,030,251	23,392,880
BHP Billiton Plc.	1,733,055	68,098,523
British American Tobacco Plc.	912,659	40,021,687
Meggitt Plc.	4,896,999	29,952,568
Prudential Plc.	3,244,000	37,457,993
Rolls-Royce Holdings Plc., C Shares Entitlement (a)	284,803,296	457,097
Rolls-Royce Holdings Plc.	3,296,701	34,140,419
SABMiller Plc.	937,000	34,201,099
Signet Jewelers Ltd. (a)	219,359	10,374,108
Standard Chartered Plc.	1,961,180	51,515,808
Tesco Plc.	4,718,570	30,486,694

		401,070,176

Total Common Stocks (cost $1,411,883,060)		1,838,583,019

PREFERRED STOCKS - 3.2%
BRAZIL - 2.2%
Itau Unibanco Holding SA ADR	1,114,380	26,243,649
Petroleo Brasileiro SA ADR	554,100	16,999,788

		43,243,437

GERMANY - 1.0%
Porsche Automobil Holding SE	243,417	19,308,577

Total Preferred Stocks (cost $50,295,949)		62,552,014

TOTAL INVESTMENTS - 98.5% (cost $1,462,179,009)		1,901,135,033
Other assets less liabilities - 1.5%		28,323,889

NET ASSETS - 100.0%		$1,929,458,922

(a) Non-income producing security.
ADR - American Depositary Receipt.
CDI – Chess Depository Interest.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES June 30, 2011 (unaudited)	Baillie Gifford EAFE Fund

ASSETS
Investments, at value (cost $1,462,179,009)	$1,901,135,033
Cash	13,124,961
Foreign cash, at value (cost $3,520,703)	3,546,971
Receivable for investments sold	32,714,649
Dividends receivable	2,236,156
Tax reclaims receivable	1,046,045
Unrealized appreciation on forward foreign currency contracts	11,854

Total Assets	1,953,815,669

LIABILITIES
Payable for investments purchased	21,888,078
Management fee payable	1,116,675
Servicing fee payable	1,012,984
Unrealized depreciation on forward foreign currency contracts	8,971
Accrued expenses	330,039

Total Liabilities	24,356,747

NET ASSETS	$1,929,458,922

COMPOSITION OF NET ASSETS
Paid-in capital	$1,528,451,029
Undistributed net investment income	5,991,198
Accumulated net realized loss on investments and foreign currency transactions	(44,133,161)
Net unrealized appreciation in value of investments and foreign currencies	439,149,856

$1,929,458,922

NET ASSET VALUE, PER SHARE

Class 1 ($23,811,029 / 2,318,352 shares outstanding),
unlimited authorized, no par value	$10.27

Maximum Purchase Price Per Share (Note D)	$10.29

Minimum Redemption Price Per Share (Note D)	$10.25

Class 2 ($805,867,477 / 78,621,364 shares outstanding),
unlimited authorized, no par value	$10.25

Maximum Purchase Price Per Share (Note D)	$10.27

Minimum Redemption Price Per Share (Note D)	$10.23

Class 3 ($595,766,690 / 58,002,128 shares outstanding),
unlimited authorized, no par value	$10.27

Maximum Purchase Price Per Share (Note D)	$10.29

Minimum Redemption Price Per Share (Note D)	$10.25

Class 4 ($504,013,726 / 48,966,452 shares outstanding),
unlimited authorized, no par value	$10.29

Maximum Purchase Price Per Share (Note D)	$10.31

Minimum Redemption Price Per Share (Note D)	$10.27

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2011 (unaudited)	Baillie Gifford EAFE Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $2,291,257)	$21,546,541
Interest	385

Total Investment Income	21,546,926

EXPENSES
Management fee (Note B)	2,114,649
Shareholder Servicing fees - Class 1 Shares (Note B)	51,860
Shareholder Servicing fees - Class 2 Shares (Note B)	1,119,930
Shareholder Servicing fees - Class 3 Shares (Note B)	347,444
Shareholder Servicing fees - Class 4 Shares (Note B)	414,396
Fund Accounting	387,756
Custody	165,980
Legal	62,978
Professional fees	25,428
Trustees’ fees	19,350
Transfer Agency	13,873
Insurance	12,672
Miscellaneous	8,784

Total Expenses	4,745,100

Net Investment Income	16,801,826

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	(6,613,996)
Foreign currency transactions	307,744

(6,306,252)

Net change in unrealized appreciation on:
Investments	81,196,399
Translation of assets and liabilities in foreign currencies	152,388

81,348,787

Net realized and unrealized gain on investments and foreign currency transactions	75,042,535

NET INCREASE IN NET ASSETS FROM OPERATIONS	$91,844,361

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	Baillie Gifford EAFE Fund

	For the Six
	Months Ended	For the
	June 30, 2011	Year Ended
	(unaudited)	December 31, 2010

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$16,801,826	$14,393,740
Net realized loss from investments and foreign currency transactions	(6,306,252)	(7,567,912)
Net change in unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	81,348,787	215,116,306

Net increase in net assets from operations	91,844,361	221,942,134

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income:
Class 1	-	(352,363)
Class 2	-	(13,025,637)
Class 3	-	(2,057,412)
Class 4	-	(7,188,225)

Total Dividends	-	(22,623,637)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	-	51,397,000
Class 2	64,487,966	421,789,035
Class 3	438,296,252	124,954,270
Class 4	-	29,940,000
Purchase premiums:
Class 1	7,724	45,179
Class 2	272,325	453,389
Class 3	148,460	69,127
Class 4	163,413	297,723
Redemption fees:
Class 1	422	1,369
Class 2	15,122	12,409
Class 3	7,055	1,217
Class 4	8,936	8,149
Dividends reinvested:
Class 1	-	352,363
Class 2	-	10,917,409
Class 3	-	2,057,412
Class 4	-	7,188,225
Cost of shares redeemed:
Class 1	-	(83,366,730)
Class 2	(228,446,945)	(122,918,227)

Increase in Net Assets from Transactions in Shares of Beneficial Interest	274,960,730	443,199,319

Total Increase in Net Assets	366,805,091	642,517,816

NET ASSETS
Beginning of period	1,562,653,831	920,136,015

End of period (including undistributed (distributions in excess of) net investment income of $5,991,198 and $(10,810,628), respectively)	$1,929,458,922	$1,562,653,831

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Baillie Gifford EAFE Fund

Selected data for a Class 1 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010	For the Period January 2, 2009(a) through December 31, 2009

Net asset value, beginning of period	$9.73	$8.47	$6.01

From Investment Operations
Net investment income(b)	0.09	0.14	0.12
Net realized and unrealized gain on investments and foreign currency transactions	0.45	1.23	2.36

Net increase in net asset value from investment operations	0.54	1.37	2.48

Dividends to Shareholders
Dividends from net investment income	-	(0.12)	(0.03)

Proceeds from Purchase Premiums and Redemption Fees	-	0.01	0.01

Net asset value, end of period	$10.27	$9.73	$8.47

Total Return
Total investment return based on net asset value(c)	5.55%	16.36%	41.49%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,811	$22,567	$41,798
Ratio of net expenses to average net assets	0.78%	0.79%	0.84%*(d)
Ratio of net investment income to average net assets	1.75%	1.52%	1.61%*
Portfolio turnover rate	6%	13%	9%

*	Annualized.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)

Baillie Gifford Overseas Limited had contractually agreed to waive its fees and/or bear other expenses through March 31, 2009 to the extent that such Fund’s total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceeded 0.98% for Class 1 Shares.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Baillie Gifford EAFE Fund

Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Period March 6, 2008(a) through December 31, 2008

Net asset value, beginning of period	$9.70	$8.44	$5.85	$10.00

From Investment Operations
Net investment income(b)	0.09	0.10	0.07	0.10

Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.46	1.29	2.60	(4.20)

Net increase (decrease) in net asset value from investment operations	0.55	1.39	2.67	(4.10)

Dividends to Shareholders
Dividends from net investment income	-	(0.14)	(0.09)	(0.07)

Proceeds from Purchase Premiums and Redemption Fees	-	0.01	0.01	0.02

Net asset value, end of period	$10.25	$9.70	$8.44	$5.85

Total Return
Total investment return based on net asset value(c)	5.67%	16.60%	45.75%	(40.79)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$805,867	$923,723	$499,797	$86,508
Ratio of net expenses to average net assets	0.60%	0.62%	0.65%(d)	0.75%*(d)
Ratio of net investment income to average net assets	1.87%	1.14%	0.95%	1.75%*
Portfolio turnover rate	6%	13%	9%	16%

*	Annualized.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)

Baillie Gifford Overseas Limited had contractually agreed to waive its fees and/or bear other expenses through March 31, 2009 to the extent that such Fund’s total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceeded 0.80% for Class 2 Shares.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Baillie Gifford EAFE Fund

Selected data for a Class 3 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2011 (unaudited)	For the Period April 19, 2010(c) through December 31, 2010	For the Period January 1, 2009 through January 5, 2009(b)	For the Period April 28, 2008(a) through December 31, 2008

Net asset value, beginning of period	$9.72	$8.87	$5.86	$10.67

From Investment Operations
Net investment income (loss)(d)	0.11	0.08	(0.00)(f)	0.08
Net realized and unrealized gain on investments and foreign currency transactions	0.44	0.91	0.17	(4.84)

Net increase in net asset value from investment operations	0.55	0.99	0.17	(4.76)

Dividends to Shareholders
Dividends from net investment income	-	(0.15)	-	(0.08)

Proceeds from Purchase Premiums and Redemption Fees	-	0.01	-	0.03

Net asset value, end of period	$10.27	$9.72	$6.03(b)	$5.86

Total Return
Total investment return based on net asset value(e)	5.66%	11.25%	2.90%	(44.37)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$595,767	$139,344	$- (b)	$224,589
Ratio of net expenses to average net assets	0.54%	0.56%*	0.57%*	0.67%*
Ratio of net investment income (loss) to average net assets	2.23%	1.26%*	(0.21)%*	1.69%*
Portfolio turnover rate	6%	13%	9%	16%

*	Annualized.
(a)	Commencement of investment operations.
(b)	Class had no shareholders from January 6, 2009 to April 18, 2010. All shares of this class were redeemed at $6.03 on January 5, 2009. New shares were issued at $8.87 on April 19, 2010.
(c)	Recommencement of investment operations.
(d)	Calculated based upon average shares outstanding during the period.
(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(f)	Rounds to less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Baillie Gifford EAFE Fund

Selected data for a Class 4 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010	For the Period January 2, 2009(a) through December 31, 2009

Net asset value, beginning of period	$9.74	$8.47	$6.03

From Investment Operations
Net investment income(b)	0.10	0.12	0.11
Net realized and unrealized gain on investments and foreign currency transactions	0.45	1.29	2.41

Net increase in net asset value from investment operations	0.55	1.41	2.52

Dividends to Shareholders
Dividends from net investment income	-	(0.15)	(0.09)

Proceeds from Purchase Premiums and Redemption Fees	-	0.01	0.01

Net asset value, end of period	$10.29	$9.74	$8.47

Total Return
Total investment return based on net asset value(c)	5.65%	16.77%	41.89%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$504,014	$477,020	$378,541
Ratio of net expenses to average net assets	0.50%	0.52%	0.55%*(d)
Ratio of net investment income to average net assets	2.03%	1.38%	1.67%*
Portfolio turnover rate	6%	13%	9%

*	Annualized.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)

Baillie Gifford Overseas Limited had contractually agreed to waive its fees and/or bear other expenses through March 31, 2009 to the extent that such Fund’s total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceeded 0.70% for Class 4 Shares.

The accompanying notes are an integral part of the financial statements.

INDUSTRY DIVERSIFICATION TABLE
June 30, 2011 (unaudited)	Baillie Gifford EAFE Choice Fund

	Value	% of Total Net Assets

Apparel	$4,827,925	2.9%
Auto Manufacturers	3,669,972	2.2
Banks	17,707,914	10.6
Beverages, Food & Tobacco	13,391,583	8.0
Biotechnology	3,003,002	1.8
Chemicals	2,961,898	1.8
Commercial Services	4,369,912	2.6
Construction & Building Materials	2,014,641	1.2
Cosmetics/Personal Care	2,295,483	1.4
Distribution/Wholesale	731,813	0.4
Diversified Financial Services	5,173,694	3.1
Diversified Industrials	4,015,123	2.4
Electronic & Electrical Equipment	10,655,136	6.4
Engineering & Machinery	12,892,583	7.7
Entertainment	3,265,696	1.9
Food Producers & Processors	5,888,298	3.5
Healthcare - Products	4,691,209	2.8
Insurance	1,086,078	0.6
Internet	6,463,496	3.8
Investment Companies	3,244,091	1.9
Media & Photography	2,483,832	1.5
Mining & Metals	3,656,671	2.2
Motorcycles	1,447,373	0.9
Office/Business Equipment	3,468,740	2.1
Oil & Gas	17,429,790	10.4
Pharmaceuticals	7,704,240	4.6
Real Estate	3,230,558	1.9
Retailers - General	3,775,087	2.2
Semiconductors	2,728,787	1.6
Software	1,802,283	1.1
Telecommunication Services	918,250	0.5
Toys/Games/Hobbies	1,552,824	0.9
Transportation	1,970,374	1.2

Total Value of Investments	164,518,356	98.1
Other assets less liabilities	3,107,265	1.9

Net Assets	$167,625,621	100.0%

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS
June 30, 2011 (unaudited)	Baillie Gifford EAFE Choice Fund

	Shares	Value

COMMON STOCKS - 96.8%
AUSTRALIA - 4.6%
Aristocrat Leisure Ltd.	602,667	$1,571,000
Billabong International Ltd.	164,019	1,062,776
Brambles Ltd.	243,013	1,889,458
Cochlear Ltd.	21,901	1,695,080
Woolworths Ltd.	49,222	1,468,618

		7,686,932

BELGIUM - 2.4%
Colruyt SA	28,520	1,426,868
Groupe Bruxelles Lambert SA	28,665	2,546,505

		3,973,373

BERMUDA - 1.6%
Cafe de Coral Holdings Ltd.	302,000	736,905
Midland Holdings Ltd.	658,000	386,422
Seadrill Ltd.	43,494	1,529,198

		2,652,525

CHINA - 3.0%
BOC Hong Kong Holdings Ltd.	476,000	1,386,571
China Merchants Bank Co., Ltd., Class H	278,500	676,052
Esprit Holdings Ltd.	252,075	787,609
Hang Lung Properties Ltd.	246,000	1,011,465
Hong Kong Exchanges & Clearing Ltd.	56,700	1,193,925

		5,055,622

DENMARK - 5.7%
A P Moller - Maersk AS, B Shares	130	1,122,292
Carlsberg AS, Class B	27,001	2,939,947
Jyske Bank AS (a)	45,775	1,808,776
Novo Nordisk AS, B Shares	15,010	1,880,443
Novozymes AS, B Shares	10,859	1,769,325

		9,520,783

FINLAND - 2.2%
Kone Oyj, B Shares	43,557	2,736,415
Nokia Corp.	142,348	918,250

		3,654,665

FRANCE - 4.2%
BioMerieux	13,443	1,559,524
Legrand SA	43,495	1,830,823
Neopost SA	10,449	897,780
Total SA	48,417	2,799,171

		7,087,298

GERMANY - 2.1%
Adidas AG	20,625	1,635,194
Celesio AG	55,232	1,102,866
Deutsche Post AG	44,114	848,082

		3,586,142

INDIA - 0.8%
Mahindra & Mahindra Ltd. GDR	90,887	1,427,071

ITALY - 0.4%
Intesa Sanpaolo SpA	223,464	595,038

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2011 (unaudited)	Baillie Gifford EAFE Choice Fund

	Shares	Value

JAPAN - 19.5%
Asahi Group Holdings Ltd.	109,000	$2,195,644
Canon, Inc.	54,050	2,570,960
Fast Retailing Co., Ltd.	8,300	1,342,346
Hitachi High-Technologies Corp.	33,400	731,813
INPEX Corp.	275	2,033,125
Japan Tobacco, Inc.	702	2,709,771
Kao Corp.	87,300	2,295,483
Kyocera Corp.	14,900	1,517,088
Mitsubishi Electric Corp.	29,000	336,867
MS&AD Insurance Group Holdings, Inc.	46,400	1,086,078
NAMCO BANDAI Holdings, Inc.	129,000	1,552,824
Olympus Corp.	81,300	2,743,230
Rakuten, Inc.	1,480	1,531,836
Rohm Co., Ltd.	24,000	1,376,915
Sankyo Co., Ltd.	32,800	1,694,696
SMC Corp.	9,200	1,658,484
Sumitomo Realty & Development Co., Ltd.	82,000	1,832,671
THK Co., Ltd.	54,300	1,387,724
Trend Micro, Inc.	21,500	667,947
Yamaha Motor Co., Ltd. (a)	78,800	1,447,373

		32,712,875

KAZAKHSTAN - 1.1%
KazMunaiGas Exploration Production GDR Reg S	89,200	1,817,379

NETHERLANDS - 0.9%
QIAGEN NV (a)	74,936	1,436,605

SINGAPORE - 2.3%
DBS Group Holdings Ltd.	101,000	1,208,189
United Overseas Bank Ltd.	169,163	2,715,937

		3,924,126

SOUTH AFRICA - 1.3%
Clicks Group Ltd.	257,322	1,611,314
Lonmin Plc.	24,965	582,593

		2,193,907

SOUTH KOREA - 0.7%
Samsung Electronics Co., Ltd. GDR 144A*	3,250	1,257,200

SPAIN - 1.7%
Banco Popular Espanol SA	187,442	1,054,658
Corporacion Financiera Alba SA	31,606	1,785,222

		2,839,880

SWEDEN - 7.3%
Atlas Copco AB, B Shares	199,026	4,695,211
Investor AB, B Shares	63,614	1,458,869
Scania AB, B Shares	96,623	2,242,901
Svenska Handelsbanken AB, A Shares	125,780	3,878,123

		12,275,104

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2011 (unaudited)	Baillie Gifford EAFE Choice Fund

	Shares	Value

SWITZERLAND - 9.3%
Geberit AG	8,492	$2,014,641
Nestle SA	68,566	4,266,762
Roche Holding AG - Genusschein	28,198	4,720,931
Schindler Holding AG, Participating Certificates	19,854	2,414,749
UBS AG (a)	118,037	2,154,125

		15,571,208

TAIWAN - 1.5%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	140,552	963,976
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	116,700	1,471,587

		2,435,563

TURKEY - 0.8%
Turkiye Garanti Bankasi AS	298,714	1,355,506

UNITED KINGDOM - 19.4%
AMEC Plc.	77,321	1,351,078
ASOS Plc. (a)	70,437	2,706,245
Autonomy Corp. Plc. (a)	41,411	1,134,336
BG Group Plc.	95,033	2,157,819
BHP Billiton Plc.	41,000	1,611,051
Cairn Energy Plc. (a)	326,230	2,175,611
Hargreaves Lansdown Plc.	187,000	1,825,644
Hays Plc.	388,500	642,318
Imperial Tobacco Group Plc.	59,200	1,970,922
Intertek Group Plc.	58,000	1,838,136
John Wood Group Plc. (a)	236,947	2,458,861
Johnson Matthey Plc.	93,793	2,961,898
Kazakhmys Plc.	66,000	1,463,027
Pearson Plc.	76,600	1,449,066
Reed Elsevier Plc.	113,656	1,034,766
Rightmove Plc.	116,336	2,225,415
Standard Chartered Plc.	71,026	1,865,694
Unilever Plc.	50,255	1,621,536

		32,493,423

UNITED STATES - 4.0%
Central European Distribution Corp. (a)	150,495	1,685,544
Coca-Cola Enterprises, Inc.	64,762	1,889,755
Mettler-Toledo International, Inc. (a)	11,183	1,886,237
Protalix BioTherapeutics, Inc. (a)	197,073	1,233,677

		6,695,213

Total Common Stocks (cost $154,942,402)		162,247,438

PREFERRED STOCKS - 1.3%
BRAZIL - 1.3%
Itau Unibanco Holding SA ADR	49,400	1,163,370
Petroleo Brasileiro SA ADR	36,100	1,107,548

Total Preferred Stocks (cost $2,373,784)		2,270,918

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (concluded)
June 30, 2011 (unaudited)	Baillie Gifford EAFE Choice Fund

Value

TOTAL INVESTMENTS - 98.1% (cost $157,316,186)	$164,518,356
Other assets less liabilities - 1.9%	3,107,265

NET ASSETS - 100.0%	$167,625,621

(a) Non-income producing security.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

*Securities are exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange, therefore, fair valuation is typically not required.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011 (unaudited)	Baillie Gifford EAFE Choice Fund

ASSETS
Investments, at value (cost $157,316,186)	$164,518,356
Cash	1,529,952
Foreign cash, at value (cost $1,398,298)	1,408,129
Receivable for investments sold	1,053,763
Dividends receivable	214,295
Tax reclaims receivable	190,382
Unrealized appreciation on forward foreign currency contracts	461
Other assets	40

Total Assets	168,915,378

LIABILITIES
Payable for investments purchased	1,071,853
Management fee payable	96,457
Servicing fee payable	90,402
Unrealized depreciation on forward foreign currency contracts	48
Accrued expenses	30,997

Total Liabilities	1,289,757

NET ASSETS	$167,625,621

COMPOSITION OF NET ASSETS
Paid-in capital	$156,127,155
Undistributed net investment income	1,568,929
Accumulated net realized gain on investments and foreign currency transactions	2,698,299
Net unrealized appreciation in value of investments and foreign currencies	7,231,238

$167,625,621

NET ASSET VALUE, PER SHARE

Class 2 ($120,976,081 / 10,332,521 shares outstanding),
unlimited authorized, no par value	$11.71

Maximum Purchase Price Per Share (Note D)	$11.73

Minimum Redemption Price Per Share (Note D)	$11.69

Class 4 ($46,649,540 / 3,919,756 shares outstanding),
unlimited authorized, no par value	$11.90

Maximum Purchase Price Per Share (Note D)	$11.92

Minimum Redemption Price Per Share (Note D)	$11.88

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2011 (unaudited)	Baillie Gifford EAFE Choice Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $233,774)	$2,156,670
Interest	103

Total Investment Income	2,156,773

EXPENSES
Management fee (Note B)	162,575
Shareholder Servicing fees - Class 2 Shares (Note B)	95,291
Shareholder Servicing fees - Class 3 Shares (Note B)	35,521
Shareholder Servicing fees - Class 4 Shares (Note B)	19,402
Fund Accounting	41,086
Custody	11,254
Transfer Agency	6,733
Legal	5,454
Professional fees	1,711
Trustees’ fees	1,524
Insurance	1,057
Miscellaneous	1,191

Total Expenses	382,799

Net Investment Income	1,773,974

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	2,673,834
Foreign currency transactions	(168,986)

2,504,848

Net change in unrealized appreciation (depreciation) on:
Investments	(2,999,234)
Translation of assets and liabilities in foreign currencies	13,284

(2,985,950)

Net realized and unrealized loss on investments and foreign currency transactions	(481,102)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,292,872

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	Baillie Gifford EAFE Choice Fund

	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,773,974	$1,183,182
Net realized gain from investments and foreign currency transactions	2,504,848	146,001
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(2,985,950)	9,725,912

Net increase in net assets from operations	1,292,872	11,055,095

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income:
Class 2	-	(578,172)
Class 3	-	(717,647)

Total Dividends	-	(1,295,819)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	79,034,961	41,317,200
Class 3	12,974,209	50,906,024
Class 4	70,172,331	-
Purchase premiums:
Class 2	-	53,804
Class 3	-	58,067
Class 4	-	-
Redemption fees:
Class 2	95,219	-
Class 3	18,463	-
Class 4	43,650	-
Dividends reinvested:
Class 2	-	578,172
Class 3	-	717,647
Cost of shares redeemed:
Class 2	(3,204,807)	(31,435,095)
Class 3	(70,172,331)	-
Class 4	(25,037,766)	-

Increase in Net Assets from Transactions in Shares of Beneficial Interest	63,923,929	62,195,819

Total Increase in Net Assets	65,216,801	71,955,095

NET ASSETS
Beginning of period	102,408,820	30,453,725

End of period (including undistributed (distributions in excess of) net investment income of $1,568,929 and $(205,045), respectively)	$167,625,621	$102,408,820

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Baillie Gifford EAFE Choice Fund

Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010(a)	For the Period December 17, 2009(b) through December 31, 2009

Net asset value, beginning of period	$11.24	$10.15	$10.00

From Investment Operations
Net investment income(c)	0.14	0.13	0.00(d)
Net realized and unrealized gain on investments and foreign currency transactions	0.32	1.37	0.15

Net increase in net asset value from investment operations	0.46	1.50	0.15

Change in NAV During Period of Inactivity(a)	-	(0.28)	-

Dividends to Shareholders
Dividends from net investment income	-	(0.14)	0.00(d)

Proceeds from Purchase Premiums and Redemption Fees	0.01	0.01	-

Net asset value, end of period	$11.71	$11.24	$10.15

Total Return
Total investment return based on net asset value(e)	4.18%	15.22%	1.52%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$120,976	$46,487	$30,454
Ratio of net expenses to average net assets	0.63%*	0.71%*	0.82%*
Ratio of net investment income to average net assets	2.65%*	1.53%*	0.41%*
Portfolio turnover rate	18%	20%	0%

*	Annualized.
(a)

For the period January 1, 2010 to January 15, 2010 and March 25, 2010 to December 31, 2010. Class had no shareholders from January 16, 2010 to March 24, 2010. All shares of this class were redeemed at $10.48 on January 19, 2010. New shares were issued at $10.20 on March 25, 2010.

(b)	Commencement of investment operations.
(c)	Calculated based upon average shares outstanding during the period.
(d)	Amount is less than $0.005.
(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Baillie Gifford EAFE Choice Fund

Selected data for a Class 4 Shares outstanding throughout the period:

For the Period April 19, 2011(a) through June 30, 2011 (unaudited)

Net asset value, beginning of period	$11.66

From Investment Operations
Net investment income(b)	0.08
Net realized and unrealized gain on investments and foreign currency transactions	0.15

Net increase in net asset value from investment operations	0.23

Proceeds from Redemption Fees	0.01

Net asset value, end of period	$11.90

Total Return
Total investment return based on net asset value(c)	2.06%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$46,650
Ratio of net expenses to average net assets	0.52%*
Ratio of net investment income to average net assets	3.48%*
Portfolio turnover rate	18%

*	Annualized.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

INDUSTRY DIVERSIFICATION TABLE
June 30, 2011 (unaudited)	Baillie Gifford Emerging Markets Fund

	Value	% of Total Net Assets

Advertising	$4,263,810	0.9%
Auto Manufacturers	14,689,581	3.2
Banks	48,988,077	10.7
Computers	4,751,287	1.0
Construction & Building Materials	14,503,364	3.2
Diversified Financial Services	18,721,792	4.1
Diversified Industrials	4,677,362	1.0
Electronic & Electrical Equipment	58,924,547	12.9
Engineering & Construction	2,585,429	0.6
Food Producers & Processors	10,655,778	2.3
Holding Companies-Diversified	8,126,596	1.8
Insurance	27,329,534	6.0
Internet	16,306,710	3.6
Investment Companies	6,354,550	1.4
Media & Photography	9,126,228	2.0
Mining & Metals	76,779,531	16.7
Motorcycles	4,267,966	0.9
Oil & Gas	71,061,209	15.5
Retailers - General	26,346,101	5.7
Telecommunication Services	7,360,008	1.6
Transportation	15,136,999	3.3

Total Value of Investments	450,956,459	98.4
Other assets less liabilities	7,278,898	1.6

Net Assets	$458,235,357	100.0%

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS
June 30, 2011 (unaudited)	Baillie Gifford Emerging Markets Fund

	Shares	Value

COMMON STOCKS - 90.9%
ARGENTINA - 0.8%
MercadoLibre, Inc.	45,400	$3,602,036

AUSTRALIA - 1.0%
African Petroleum Corp., Ltd. (a)	4,847,300	4,419,114

BRAZIL - 8.6%
All America Latina Logistica SA	553,510	4,670,956
BM&F BOVESPA SA	291,100	1,924,937
OGX Petroleo e Gas Participacoes SA (a)	384,200	3,581,911
Petroleo Brasileiro SA ADR	474,300	16,059,798
Vale SA ADR	408,600	13,054,770

		39,292,372

CHINA – 16.3%
Alibaba.com Ltd.	1,906,500	3,049,717
Aluminum Corp. of China Ltd., Class H	6,312,000	5,437,089
Baidu, Inc. ADR (a)	68,900	9,654,957
Bank of China Ltd., Class H	11,320,200	5,540,765
China Construction Bank Corp., Class H	7,328,290	6,100,693
China Railway Construction Corp., Ltd., Class H	4,539,000	3,806,433
China Shenhua Energy Co., Ltd., Class H	2,424,500	11,618,022
China Taiping Insurance Holdings Co., Ltd. (a)	1,300,000	2,946,954
CNOOC Ltd.	1,854,000	4,366,877
CSR Corp., Ltd., Class H	3,883,000	3,656,256
Focus Media Holding Ltd. ADR (a)	137,100	4,263,810
Parkson Retail Group Ltd.	1,515,000	2,223,269
Ping An Insurance Co. of China Ltd., Class H	644,000	6,679,361
Want Want China Holdings Ltd.	5,475,000	5,323,034

		74,667,237

EGYPT - 0.5%
Commercial International Bank Egypt SAE	210,181	1,048,000
Egyptian Financial Group - Hermes Holding SAE	447,594	1,507,928

		2,555,928

GUERNSEY - 0.7%
Chariot Oil & Gas Ltd. (a)	1,032,799	3,074,843

INDIA - 6.0%
ACC Ltd.	120,700	2,571,162
GAIL India Ltd.	491,193	4,857,784
Hero Honda Motors Ltd.	101,500	4,267,967
Housing Development Finance Corp.	356,700	5,654,644
IFCI Ltd.	1,905,937	1,958,533
Infrastructure Development Finance Co., Ltd. (a)	899,500	2,649,988
Tata Power Co., Ltd.	184,400	5,404,126

		27,364,204

INDONESIA - 4.7%
PT Astra International Tbk	609,500	4,530,698
PT Bank Rakyat Indonesia	5,578,000	4,242,881
PT Bumi Resources Tbk	18,195,000	6,281,931
PT Semen Gresik Persero Tbk	3,091,500	3,465,945
PT Tambang Batubara Bukit Asam Tbk	1,185,000	2,881,156

		21,402,611

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2011 (unaudited)	Baillie Gifford Emerging Markets Fund

	Shares	Value

IRELAND - 1.7%
Kenmare Resources Plc. (a)	8,181,115	$7,740,330

LUXEMBOURG - 0.8%
Evraz Group SA GDR Reg S (a)	113,400	3,530,504

MALAYSIA - 0.9%
Public Bank Bhd	277,200	1,221,813
Public Bank Bhd - Foreign Market	634,900	2,790,062

		4,011,875

MEXICO - 4.0%
America Movil SAB de CV, Series L ADR	136,600	7,360,008
Cemex SAB de CV ADR, Participating Certificates (a)	541,840	4,659,824
Wal-Mart de Mexico SAB de CV, Series V	2,075,660	6,160,412

		18,180,244

PERU - 0.8%
Credicorp Ltd.	44,200	3,805,620

RUSSIA - 5.1%
Gazprom OAO ADR	213,200	3,112,283
LUKOIL ADR (a)	99,000	6,311,250
NovaTek OAO GDR Reg S	25,600	3,163,008
Petropavlovsk Plc.	286,300	3,354,862
VTB Bank OJSC	693,750	4,283,973
X5 Retail Group NV GDR Reg S (a)	87,300	3,419,389

		23,644,765

SOUTH AFRICA - 6.0%
Gold Fields Ltd.	406,600	5,963,692
Gold Fields Ltd. ADR	142,100	2,073,239
Impala Platinum Holdings Ltd.	162,400	4,382,255
Lonmin Plc.	142,903	3,334,843
Massmart Holdings Ltd.	123,248	2,551,826
Naspers Ltd., N Shares	161,600	9,126,228

		27,432,083

SOUTH KOREA - 13.8%
Cheil Industries, Inc.	39,000	4,677,362
E-Mart Co., Ltd. (a)	14,410	3,300,000
Hyundai Engineering & Construction Co., Ltd.	31,900	2,585,429
Hyundai Glovis Co., Ltd.	42,100	6,809,787
Hyundai Mobis	27,000	10,158,883
LG Corp.	78,700	5,943,727
LS Corp.	21,100	2,182,869
NHN Corp. (a)	26,800	4,751,287
Samsung Electronics Co., Ltd.	18,950	14,728,496
Samsung Fire & Marine Insurance Co., Ltd.	28,200	6,561,771
Shinsegae Co., Ltd.	5,089	1,618,242

		63,317,853

TAIWAN - 10.1%
Advanced Semiconductor Engineering, Inc.	3,017,038	3,326,679
China Life Insurance Co., Ltd.	8,397,198	11,141,448
Far Eastern Department Stores Ltd.	3,520,122	7,072,963
Hon Hai Precision Industry Co., Ltd.	2,801,769	9,645,914
MediaTek, Inc.	458,680	4,996,040
Taiwan Semiconductor Manufacturing Co., Ltd.	4,101,310	10,336,369

		46,519,413

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (concluded)
June 30, 2011 (unaudited)	Baillie Gifford Emerging Markets Fund

	Shares	Value

THAILAND - 1.6%
Bank of Ayudhya PCL NVDR	8,341,000	$7,490,984

TURKEY - 1.2%
Turkiye Garanti Bankasi AS	1,175,323	5,333,387

TURKMENISTAN – 2.9%
Dragon Oil Plc.	1,609,945	13,512,727

UNITED KINGDOM - 3.4%
Gulf Keystone Petroleum Ltd. (a)	1,827,301	4,039,275
Kazakhmys Plc.	226,000	5,009,759
Tullow Oil Plc.	229,100	4,562,339
United Co. RUSAL Plc. (a)	1,538,000	2,117,080

		15,728,453

Total Common Stocks
(cost $335,502,251)		416,626,583

PREFERRED STOCKS - 7.5%
BRAZIL - 6.3%
Banco Bradesco SA	352,129	7,129,899
Bradespar SA	147,300	3,704,562
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	115,800	5,332,743
Companhia Energetica de Minas Gerais	257,542	5,208,103
Itausa - Investimentos Itau SA	1,006,652	7,675,750

		29,051,057

SOUTH KOREA - 1.2%
Samsung Electronics Co., Ltd.	10,035	5,278,819

Total Preferred Stocks
(cost $21,957,499)		34,329,876

TOTAL INVESTMENTS - 98.4%
(cost $357,459,750)		450,956,459
Other assets less liabilities - 1.6%		7,278,898

NET ASSETS - 100.0%		$458,235,357

(a) Non-income producing security.
ADR - American Depositary Receipt.
GDR - Global Depository Receipt.
NVDR - Non Voting Depositary Receipt.
PCL - Public Company Limited.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011 (unaudited)	Baillie Gifford Emerging Markets Fund

ASSETS
Investments, at value (cost $357,459,750)	$450,956,459
Cash	3,863,891
Foreign cash, at value (cost $2,847,563)	2,889,202
Dividends receivable	1,242,135
Receivable for deferred Indian capital gains tax	292,223

Total Assets	459,243,910

LIABILITIES
Management fee payable	571,846
Payable for investments purchased	129,241
Servicing fee payable	114,369
Accrued expenses	193,097

Total Liabilities	1,008,553

NET ASSETS	$458,235,357

COMPOSITION OF NET ASSETS
Paid-in capital	$347,993,479
Distributions in excess of net investment income	(1,146,122)
Accumulated net realized gain on investments and foreign currency transactions (net of Indian capital gains tax)	17,844,741
Net unrealized appreciation in value of investments and foreign currencies	93,543,259

$458,235,357

NET ASSET VALUE, PER SHARE

Class III ($458,235,357 / 25,277,027 shares outstanding),
unlimited authorized, no par value	$18.13

Maximum Purchase Price Per Share (Note D)	$18.23

Minimum Redemption Price Per Share (Note D)	$18.08

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2011 (unaudited)	Baillie Gifford Emerging Markets Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $352,337)	$4,204,397
Interest	1,107

Total Investment Income	4,205,504

EXPENSES
Management fee (Note B)	1,131,458
Shareholder Servicing fees - Class III Shares (Note B)	226,901
Fund Accounting	135,574
Custody	135,392
Legal	23,495
Professional fees	20,189
Trustees’ fees	7,690
Transfer Agency	5,576
Insurance	4,619
Miscellaneous	3,332

Total Expenses	1,694,226

Net Investment Income	2,511,278

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments (net of Indian capital gains tax $292,223)	13,864,156
Foreign currency transactions	(253,564)

13,610,592

Net change in unrealized appreciation (depreciation) on:
Investments	(30,557,382)
Translation of assets and liabilities in foreign currencies	17,352

(30,540,030)

Net realized and unrealized loss on investments and foreign currency transactions	(16,929,438)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(14,418,160)

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	Baillie Gifford Emerging Markets Fund

	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,511,278	$2,879,098
Net realized gain from investments and foreign currency transactions	13,610,592	37,258,180
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(30,540,030)	36,100,235

Net increase (decrease) in net assets from operations	(14,418,160)	76,237,513

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class II	-	(305,494)
Class III	-	(12,226,712)
Capital gains:
Class III	-	(11,767,673)

Total Dividends and Distributions	-	(24,299,879)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class III	3,978,000	191,123,814
Purchase premiums:
Class II	-	25,949
Class III	-	185,582
Redemption fees:
Class III	22,000	20,050
Dividends and distributions reinvested:
Class II	-	305,494
Class III	-	23,994,385
Cost of shares redeemed:
Class I	-	(54,124,301)
Class II	-	(51,710,765)
Class III	-	(8,020,050)

Increase in Net Assets from Transactions in Shares of Beneficial Interest	4,000,000	101,800,158

Total Increase (Decrease) in Net Assets	(10,418,160)	153,737,792

NET ASSETS
Beginning of period	468,653,517	314,915,725

End of period (including distributions in excess of net investment income of $1,146,122 and $6,722,587, respectively)	$458,235,357	$468,653,517

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Baillie Gifford Emerging Markets Fund

Selected data for a Class III Share outstanding throughout each period:

	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006

Net asset value, beginning of period	$18.71	$16.49	$8.47	$22.17	$21.42	$19.78

From Investment Operations
Net investment income(a)	0.10	0.13	0.09	0.16	0.38	0.25
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.68)	3.09	8.21	(12.15)	9.45	7.24

Net increase (decrease) in net asset value from investment operations	(0.58)	3.22	8.30	(11.99)	9.83	7.49

Dividends and Distributions to Shareholders
Dividends from net investment income	-	(0.52)	0.29	(0.21)	(0.50)	(0.18)
Distributions from net realized gain on investments	-	(0.49)	-	(1.48)	(8.61)	(5.68)
Return of capital	-	-	-	(0.03)	-	-

Total Dividends and Distributions	-	(1.01)	(0.29)	(1.72)	(9.11)	(5.86)

Proceeds from Purchase Premiums and Redemption Fees	-	0.01	0.01	0.01	0.03	0.01

Net asset value, end of period	$18.13	$18.71	$16.49	$8.47	$22.17	$21.42

Total Return
Total investment return based on net asset value(b)	(3.10)%	19.73%	98.09%	(56.41)%	46.59%	38.30%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$458,235	$468,654	$216,394	$124,412	$209,920	$161,874
Ratio of net expenses to average net assets	0.75%*	0.79%	0.80%	0.87%	0.87%	0.88%
Ratio of net investment income to average net assets	1.11%*	0.75%	0.76%	1.04%	1.48%	1.10%
Portfolio turnover rate	23%	40%	56%	61%	61%	50%

*	Annualized.
(a)	Calculated based upon average shares outstanding during the period.
(b)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (unaudited)

Note A – Organization and Accounting Policies

Each of Baillie Gifford International Equity Fund (“International Equity Fund”), Baillie Gifford EAFE Fund (“EAFE Fund”), Baillie Gifford EAFE Choice Fund (“EAFE Choice Fund”) and Baillie Gifford Emerging Markets Fund (“Emerging Markets Fund”) (each, a “Fund”, and collectively, the “Funds”) is a series of Baillie Gifford Funds (the “Trust”). The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Amended and Restated Agreement and Declaration of Trust dated August 17, 2001, as subsequently amended. International Equity Fund, EAFE Fund and EAFE Choice Fund offer four classes of shares, Class 1, Class 2, Class 3 and Class 4 shares, and Emerging Markets Fund offers three classes of shares, Class I, Class II and Class III shares (an unlimited number of shares are authorized, without par value). At June 30, 2011, shares issued and outstanding for the International Equity Fund were of Class 1, Class 2, Class 3 and Class 4 shares, shares issued and outstanding for the EAFE Fund were of Class 1, Class 2, Class 3 and Class 4 shares, shares issued and outstanding for the EAFE Choice Fund were of Class 2 and Class 4 shares and shares issued and outstanding for the Emerging Markets Fund were of Class III.

The financial statements of the Funds have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities for the Funds and disclosure of contingent assets and liabilities for the Funds at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the Funds during the reporting period. Actual results could differ from those estimates.

Investment income, expenses (other than those specific to a particular class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The following is a summary of significant accounting policies followed by the Funds.

Valuation of Investments

Equity securities listed on an established securities exchange are normally valued at their last sale price on the exchange where primarily traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Equity securities listed on an established securities exchange or on the NASDAQ National Market System for which there is no reported sale during the day, and in the case of over-the-counter securities not so listed, are valued at the mean between the last available bid and asked prices. Other securities for which current market quotations are not readily available (or for which quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained or any other reason), and all other assets, are taken at fair value as determined in good faith by Baillie Gifford Overseas Limited (the “Manager”), pursuant to

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

procedures approved by the trustees of the Trust (the “Trustees”). The actual calculations may be made by persons acting pursuant to the direction of the Trustees or by pricing services.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of foreign fixed income securities and of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, which events may not be reflected in the computation of a Funds’ net asset values. If events materially affecting the value of the Funds’ portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager, pursuant to procedures approved by the Trustees. The Funds utilize a third party pricing service which for all equity securities, except those traded on a Canadian, Latin American or U.S. exchange, applies a fair value adjustment that seeks to reflect changes in such securities’ market prices since the close of the market on which they are traded. To the extent that securities are valued using this service, they will be classified as Level 2 securities in the fair value measurement framework described below.

The Funds invest in obligations of foreign entities and securities denominated in foreign currencies. Such investments involve risk not typically involved with domestic investments. Such risks include fluctuations in foreign exchange rates, inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly available information about foreign financial instruments, less liquidity resulting from substantially less trading volume, more volatile prices, and generally less government supervision of foreign securities markets and issuers.

Fair Value Measurement

The Funds are subject to fair value accounting standards that define fair value, establish a framework for measuring fair value in accordance with GAAP and require certain disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices in inactive markets for identical securities and for similar securities in active and inactive markets)
Level 3 — significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

The following is a summary of the inputs used as of June 30, 2011 in valuing the Funds’ assets carried at fair value:

International Equity Fund	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$206,012,940	$807,567,137	$-
Preferred Stocks	33,180,482	-	-

	239,193,422	807,567,137	-
Other Financial Instruments*	(122)	-	-

Total	$239,193,300	$807,567,137	$-

EAFE Fund	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$188,674,340	$1,649,908,679	$-
Preferred Stocks	43,243,437	19,308,577	-

	231,917,777	1,669,217,256	-
Other Financial Instruments*	2,883	-	-

Total	$231,920,660	$1,669,217,256	$-

EAFE Choice Fund	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$18,281,122	$143,966,316	$-
Preferred Stocks	2,270,918	-	-

	20,552,040	143,966,316	-
Other Financial Instruments*	413	-	-

Total	$20,552,453	$143,966,316	$-

Emerging Markets Fund	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$111,547,063	$305,079,520	$-
Preferred Stocks	29,051,057	5,278,819	-

Total	$140,598,120	$310,358,339	$-

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

For the International Equity Fund fair value of Level 2 and Level 1 investments at 12/31/10 was $563,051,449 and $126,122,185, respectively. $38,110,931 was transferred out of Level 2 into Level 1 and $2,196,793 was transferred out of Level 1 into Level 2 during the six months ended 6/30/11.

For the EAFE Fund fair value of Level 2 investments at 12/31/10 was $1,384,915,742. $35,695,901 was transferred out of Level 2 into Level 1 during the six months ended 6/30/11.

For the EAFE Choice Fund fair value of Level 2 investments at 12/31/10 was $92,984,680. $5,446,867 was transferred out of Level 2 into Level 1 during the six months ended 6/30/11.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

For the Emerging Markets Fund fair value of Level 2 and Level 1 investments at 12/31/10 was $374,741,792 and $86,551,331, respectively. $63,480,034 was transferred out of Level 2 into Level 1 and $12,972,267 was transferred out of Level 1 into Level 2 during the six months ended 6/30/11.

These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Funds valued their securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

Derivative and Hedging Disclosure

GAAP requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds utilized derivatives for the six-months ended June 30, 2011, specifically forward foreign currency contracts.

The forward foreign currency contracts are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on a security. The counterparty to a derivative contract might default on its obligations. The effect of such derivative instruments on each Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statements of Operations are presented in the summary below.

	Asset Derivatives		Liability Derivatives

Derivatives not designated as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

International Equity Fund
Forward Foreign Currency Contracts	Unrealized appreciation on forward foreign currency contracts	$768	Unrealized depreciation on forward foreign currency contracts	$890

EAFE Fund
Forward Foreign Currency Contracts	Unrealized appreciation on forward foreign currency contracts	11,854	Unrealized depreciation on forward foreign currency contracts	8,971

EAFE Choice Fund
Forward Foreign Currency Contracts	Unrealized appreciation on forward foreign currency contracts	461	Unrealized depreciation on forward foreign currency contracts	48

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

Derivatives not designated as hedging instruments, carried at fair value	Derivative Instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

International Equity Fund	Forward Foreign Currency Contracts	$(243,219)	$(122)

EAFE Fund	Forward Foreign Currency Contracts	(234,697)	2,883

EAFE Choice Fund	Forward Foreign Currency Contracts	37,571	413

Emerging Markets Fund	Forward Foreign Currency Contracts	27,757	-

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets and liabilities. For the Funds, purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of securities denominated in a particular currency. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Fluctuations in the value of forward foreign currency exchange contracts are recorded for book purposes as unrealized gains or losses on foreign currency related transactions by a Fund. When forward contracts are closed, the Funds record realized gains or losses equal to the differences between the values of such forward contracts at the time each was opened and the value at the time each was closed. Such amounts are recorded in net realized gain or loss on foreign currency related transactions.

The Funds’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. This risk may be mitigated by having a master netting arrangement between the Funds and the counterparty which may permit the Funds to offset amounts payable by the Funds to the same counterparty against

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

amounts to be received; and by the receipt of collateral from the counterparty by the Funds to cover the Funds’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

The Funds may be party to financial instruments with off-balance-sheet risk, primarily forward contracts, in order to minimize the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counter parties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of the Funds’ involvement in such currencies.

At June 30, 2011, the Funds had the following forward foreign currency contracts:

International Equity Fund

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Loss

7/04/2011	CAD	278,551	EUR	199,150	$(23)
7/04/2011	CAD	188,575	SEK	1,239,600	425
7/05/2011	CAD	527,345	USD	546,189	(524)
	Net Unrealized Depreciation on
	Forward Foreign Currency Contracts				$(122)

EAFE Fund

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain

7/01/2011	USD	481,832	AUD	458,072	$9,471
7/04/2011	JPY	40,083,116	AUD	466,408	2,078
7/05/2011	JPY	461,011,420	USD	5,717,971	(8,666)
	Net Unrealized Appreciation on
	Forward Foreign Currency Contracts				$2,883

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

EAFE Choice Fund

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain

7/01/2011	USD	144,664	JPY	11,683,040	$458
7/04/2011	JPY	782,307	HKD	75,265	(45)

	Net Unrealized Appreciation on
	Forward Foreign Currency Contracts				$413

Currency Legend:

AUD - Australian dollar
CAD - Canadian dollar
EUR - Euro
HKD - Hong Kong dollar
JPY - Japanese yen
SEK - Swedish krona
USD - United States dollar

Securities Transactions and Investment Income

The Funds’ securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Federal Taxes

Each Fund intends to qualify to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and as such will not be subject to U.S. federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Funds’ shareholders. Therefore, no U.S. federal income tax provision is required.

Investment income received from investments in foreign currencies may be subject to foreign withholding tax. Whenever possible, the Funds will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty.

In addition to the requirements of the Code, the Funds may also be subject to capital gains tax in India on gains realized upon sale of Indian securities, payable upon repatriation of sales proceeds. Any realized losses in excess of gains may be carried forward to offset future gains. Funds with exposure to Indian securities accrue a deferred liability for unrealized gains in excess of available carryforwards on Indian securities based on existing tax rates and holding periods of the securities. As of June 30, 2011, there are no deferred liabilities recorded as estimates for potential future India capital gains taxes.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

The Funds are subject to tax accounting standards that provide guidance for how certain and uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a reduction in a tax benefit or expense in the current year. Management has evaluated the application of these standards and has determined no liabilities for income tax related expenses are required in the financial statements of the Funds. For the Emerging Markets Fund tax years 2007 through present remain subject to examination by the Internal Revenue Service. For the International Equity Fund and EAFE Fund the tax periods 2008 through present remain subject to examination. For the EAFE Choice Fund, the tax periods 2009 through present remain subject to examination.

At December 31, 2010, for Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss Available Through 2016	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Capital Loss Available Total
International Equity	$-	$1,319,983	$-	$1,319,983
EAFE	16,918,201	3,833,395	10,342,233	31,093,829

Realized capital losses, currency losses and passive foreign investment company (“PFIC”) losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

During the year ended December 31, 2010, the Funds shown below incurred and will elect to defer net post-October losses as indicated.

Fund	Post October Currency Losses	Post October PFIC Losses	Post October Capital Losses
International Equity	$(116,906)	$(302,468)	$-
EAFE	(475,502)	-	(1,942,262)
EAFE Choice	(24,450)	-	-
Emerging Markets	(47,344)	-	-

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

Dividends and Distributions to Shareholders

The Funds intend to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Funds at net asset value on the ex-dividend date unless the shareholder elects to receive dividends and distributions in cash. Currently, the Funds’ policies are to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations, which may differ from GAAP.

For the year ended December 31, 2010, the tax character of the dividends paid, as reflected in the Statements of Changes in Net Assets, were:

Fund	Ordinary Income	Long-Term Capital Gains

International Equity	$12,216,249	$-

EAFE	22,623,637	-

EAFE Choice	1,295,819	-

Emerging Markets	12,532,206	11,767,673

For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

Note B – Investment Management and Other Services

The Funds are advised and managed by the Manager. The Manager, an investment adviser registered with the SEC, is a wholly owned subsidiary of Baillie Gifford & Co.

Under an investment advisory agreement between the Manager and the Trust on behalf of the Funds, each Fund pays the Manager a quarterly management fee, in arrears, at the following annual rate of the respective Fund’s average net assets (calculated by taking the average of all determinations of net asset value made at the end of each month).

Fund	Management Fee

International Equity	0.30%
EAFE	0.25%
EAFE Choice	0.25%
Emerging Markets	0.50%

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

For the six months ended June 30, 2011, the Funds incurred management fees as follows:

Fund	Management Fee

International Equity	$1,234,804
EAFE	2,114,649
EAFE Choice	162,575
Emerging Markets	1,131,458

Each Fund has adopted a Shareholder Servicing Plan providing that the Fund may pay the Manager, or any other entity that acts from time to time as the shareholder servicing agent with respect to a class of Fund shares, for services rendered and expenses borne in connection with the provision of services provided to Fund investors and/or the maintenance of shareholder accounts. For these services, the Funds pay the Manager a fee at the annualized rate of the Funds’ average daily net assets attributed to each class of share as follows:

	International Equity	EAFE	EAFE Choice*	Emerging Markets
Class 1/I	0.45%	0.45%	0.45%	0.30%
Class 2/II	0.27%	0.27%	0.27%	0.25%
Class 3/III	0.20%	0.20%	0.20%	0.10%
Class 4	0.17%	0.17%	0.17%	N/A

* EAFE Choice Fund Class 3 was redeemed on April 18, 2011.

For the six months ended June 30, 2011, the Funds incurred shareholder servicing fees for each class of share as follows:

	International Equity	EAFE	EAFE Choice*	Emerging Markets
Class 1/I	$163,609	$ 51,860	$ N/A	$ N/A
Class 2/II	688,649	1,119,930	95,291	N/A
Class 3/III	208,472	347,444	35,521	226,901
Class 4	17,988	414,396	19,402	N/A

* EAFE Choice Fund Class 3 was redeemed on April 18, 2011.

Note C – Investment Transactions

Purchases and proceeds from sales of securities (excluding in-kind purchases and redemptions and short-term securities) for the six months ended June 30, 2011 were as follows:

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

Fund	Purchases	Sales

International Equity	$387,050,529	$49,514,638
EAFE	393,943,589	99,666,404
EAFE Choice	24,303,613	36,401,598
Emerging Markets	111,556,655	104,903,318

For the six months ended, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales

International Equity	$ 92,678	$-
EAFE	-	-
EAFE Choice	75,493,929	-
Emerging Markets	-	-

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

The Funds’ cost of investments and gross unrealized appreciation (depreciation) at June 30, 2011 were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Appreciation

International Equity	$ 903,232,669	$156,078,737	$(12,550,847)	$143,527,890

EAFE	1,462,179,009	474,840,430	(35,884,406)	438,956,024

EAFE Choice	157,316,186	12,365,886	(5,163,716)	7,202,170

Emerging Markets	357,459,750	110,530,095	(17,033,386)	93,496,709

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

Note D – Transactions in Shares of Beneficial Interest

	International Equity Fund

	Class 1 Shares For the Six Months Ended June 30, 2011		Class 2 Shares For the Six Months Ended June 30, 2011
	Shares	Amount	Shares	Amount

Shares sold	209,605	$2,245,500	17,968,397	$183,558,843

Redemption fees	-	3,181	-	22,607

Purchase premium	-	53,403	-	391,345

Shares redeemed	(148,811)	(1,502,254)	(10,413,755)	(105,649,085)

Net increase	60,794	$799,830	7,554,642	$78,323,710

	International Equity Fund

	Class 3 Shares For the Six Months Ended June 30, 2011		Class 4 Shares For the Six Months Ended June 30, 2011
	Shares	Amount	Shares	Amount

Shares sold	26,104,755	$264,227,433	-	$-

Redemption fees	-	7,196	-	922

Purchase premium	-	201,921	-	15,499

Net increase (decrease)	26,104,755	$264,436,550	-	$16,421

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

	International Equity Fund

	Class 1 Shares For the Year Ended December 31, 2010		Class 2 Shares For the Year Ended December 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	6,429,370	$58,565,548	21,187,358	$197,769,223

Redemption fees	-	4,011	-	16,205

Purchase premium	-	90,426	-	346,429

Shares issued in reinvestment of dividends and distributions	100,220	980,900	791,115	7,775,994

Shares redeemed	(6,555,138)	(61,133,453)	(1,318,563)	(11,517,276)

Net increase (decrease)	(25,548)	$(1,492,568)	20,659,910	$194,390,575

	International Equity Fund

	Class 3 Shares For the Period September 1, 2010* through December 31, 2010		Class 4 Shares For the Period July 30, 2010* through December 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	15,042,567	$128,255,931	2,001,054	$18,009,486

Redemption fees	-	2,837	-	983

Purchase premium	-	98,509	-	13,573

Shares issued in reinvestment of dividends and distributions	286,871	2,843,440	37,881	383,650

Net increase	15,329,438	$131,200,717	2,038,935	$18,407,692

* Commencement of investment operations.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

	EAFE Fund

	Class 1 Shares For the Six Months Ended June 30, 2011		Class 2 Shares For the Six Months Ended June 30, 2011

	Shares	Amount	Shares	Amount

Shares sold	-	$-	6,404,140	$64,487,966

Redemption fees	-	422	-	15,122

Purchase premium	-	7,724	-	272,325

Shares redeemed	-	-	(22,966,147)	(228,446,945)

Net increase (decrease)	-	$8,146	(16,562,007)	$(163,671,532)

	EAFE Fund

	Class 3 Shares For the Six Months Ended June 30, 2011		Class 4 Shares For the Six Months Ended June 30, 2011

	Shares	Amount	Shares	Amount

Shares sold	43,670,414	$438,296,252	-	$-

Redemption fees	-	7,055	-	8,936

Purchase premium	-	148,460	-	163,413

Net increase	43,670,414	$438,451,767	-	$172,349

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

	EAFE Fund

	Class 1 Shares For the Year Ended December 31, 2010		Class 2 Shares For the Year Ended December 31, 2010

	Shares	Amount	Shares	Amount

Shares sold	6,277,444	$51,397,000	48,708,526	$421,789,035

Redemption fees	-	1,369	-	12,409

Purchase premium	-	45,179	-	453,389

Shares issued in reinvestment of dividends and distributions	37,102	352,363	1,132,791	10,917,409

Shares redeemed	(8,931,336)	(83,366,730)	(13,859,539)	(122,918,227)

Net increase (decrease)	(2,616,790)	$(31,570,819)	35,981,778	$310,254,015

	EAFE Fund

	Class 3 Shares For the Period April 19, 2010* through December 31, 2010		Class 4 Shares For the Year Ended December 31, 2010

	Shares	Amount	Shares	Amount

Shares sold	14,118,529	$124,954,270	3,547,856	$29,940,000

Redemption fees	-	1,217	-	8,149

Purchase premium	-	69,127	-	297,723

Shares issued in reinvestment of dividends and distributions	213,185	2,057,412	743,569	7,188,225

Net increase	14,331,714	$127,082,026	4,291,425	$37,434,097

* Recommencement of investment operations.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

	EAFE Choice Fund

	Class 2 Shares For the Six Months Ended June 30, 2011		Class 3 Shares For the Period January 1, 2011 through April 18, 2011

	Shares	Amount	Shares	Amount

Shares sold	6,479,488	$79,034,961	1,123,962	$12,974,209

Redemption fees	-	95,219	-	18,463

Shares redeemed	(282,044)	(3,204,807)	(6,019,552)	(70,172,331)

Net increase (decrease)	6,197,444	$75,925,373	(4,895,590)	$(57,179,659)

	EAFE Choice Fund

	Class 4 Shares For the Period April 19, 2011* through June 30, 2011

	Shares	Amount

Shares sold	6,019,553	$70,172,331

Redemption fees	-	43,650

Shares redeemed	(2,099,797)	(25,037,766)

Net increase	3,919,756	$45,178,215

* Commencement of investment operations.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

	EAFE Choice Fund

	Class 2 Shares For the Period Ended December 31, 2010**		Class 3 Shares For the Period January 15, 2010* through December 31, 2010

	Shares	Amount	Shares	Amount

Shares sold	4,083,379	$41,317,200	4,832,454	$50,906,024

Purchase premium	-	53,804	-	58,067

Shares issued in reinvestment of dividends and distributions	51,698	578,172	63,137	717,647

Shares redeemed	(3,000,728)	(31,435,095)	-	-

Net increase	1,134,349	$10,514,081	4,895,591	$51,681,738

* Commencement of investment operations.
**For the Period January 1, 2010 to January 15, 2010 and March 25, 2010 through December 31, 2010.

	Emerging Markets Fund

	Class III Shares For the Six Months Ended June 30, 2011

	Shares	Amount

Shares sold	224,500	$3,978,000

Redemption fees	-	22,000

Net increase	224,500	$4,000,000

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

	Emerging Markets Fund

	Class I Shares For the Period January 1, 2010 to January 15, 2010		Class II Shares For the Period January 1, 2010 to October 20, 2010

	Shares	Amount	Shares	Amount

Purchase premium	-	$-	-	$25,949

Shares issued in reinvestment of dividends and distributions	-	-	17,369	305,494

Shares redeemed	(3,223,085)	(54,124,301)	(2,751,773)	(51,710,765)

Net decrease	(3,223,085)	$(54,124,301)	(2,734,404)	$(51,379,322)

	Emerging Markets Fund

	Class III Shares For the Year Ended December 31, 2010

	Shares	Amount

Shares sold	11,050,026	$191,123,814

Redemption fees	-	20,050

Purchase premium	-	185,582

Shares issued in reinvestment of dividends and distributions	1,295,798	23,994,385

Shares redeemed	(417,973)	(8,020,050)

Net increase	11,927,851	$207,303,781

The International Equity Fund charges purchase premiums (20 basis points) in the case of share subscriptions and redemption fees (15 basis points) in the case of cash redemptions; the EAFE Fund charges purchase premiums (20 basis points) in the case of share subscriptions and redemption fees (15 basis points) in the case of cash redemptions; the EAFE Choice Fund charges purchase premiums (20 basis points) in the case of share subscriptions and redemption

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

fees (15 basis points) in the case of redemptions and the Emerging Markets Fund charges purchase premiums (55 basis points) in the case of share subscriptions and redemption fees (25 basis points) in the case of cash redemptions. The purchase premiums and redemption fees may be waived or reduced by the Manager if the brokerage and transaction costs in connection with the purchase or redemption are minimal or in other circumstances in the Manager’s discretion.

Note E – Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of June 30, 2011, Kentucky Teachers’ Retirement System owned 26.12% of the EAFE Fund; the Guardian Life Insurance Company owned 27.83%, Graphic Packaging Holdings Company owned 26.91% and the Municipal Fire & Police Retirement System of Iowa owned 45.26% of the EAFE Choice Fund; and Nebraska State Investment Council owned 30.45% of the Emerging Markets Fund. Purchase and redemption activity of these accounts may have a significant effect on the operation of the Fund.

Note F – Commitments and Contingencies

Each of the Funds indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note H – New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Note I – Subsequent Events

Events or transactions that occur after the financial statement date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes. Management of the Funds has evaluated subsequent events and has determined there were no events that required recognition or disclosure in the Funds’ financial statements.

Supplemental Information (unaudited)

MANAGEMENT OF THE TRUST

The following tables set forth the Trustees and Officers of the Trust, their principal occupations during the past five years, and certain other information.

Name and Age(1)	Position(s) Held with Trust	Length of Time Served(2)	Principal Occupation During Past 5 Years(3)	Number of Funds in Fund complex overseen by Trustee
Trustees
John G. Barrie, Jr. Age: 71	Trustee	Since 2000	Retired. Formerly: Assistant Treasurer, Dominion Resources, Inc. (electric and gas utility).	4
George W. Browning Age: 69	Trustee	Since 2007	Retired. Formerly: Managing Director, Client Service, Babson Capital Management, LLC (investment manager).	4
Bruce C. Long Age: 66	Trustee	Since 2009	Consultant, Carpenter Group (financial services); Consultant, DALBAR, Inc., (financial measurements). Formerly: Executive Vice President, Guardian Life Insurance (financial services) and director of various entities.	4
Interested Trustee
Peter Hadden(4) Age: 53	Trustee, Chairman of the Board and President	Since 2009	Partner, Baillie Gifford & Co. (investment manager); Director, Baillie Gifford Overseas Ltd. (investment adviser).	4
Officers (other than Officers who are also Trustees)
Edward H. Hocknell Age: 50	Vice President	Since 2000	Partner, Baillie Gifford & Co. (investment manager); Director, Baillie Gifford Overseas Limited (investment adviser).	N/A
Alan Paterson Age: 43	Vice President	Since 2000	Partner, Baillie Gifford & Co. (investment manager).	N/A
Dickson Jackson Age: 39	Vice President	Since 2005	Director, Investment Operations, Baillie Gifford & Co. (investment manager); Director, Baillie Gifford Overseas Limited (investment adviser).	N/A
Andrew Telfer Age: 44	Vice President	Since 2008	Partner, Baillie Gifford & Co. (investment manager); Director, Baillie Gifford Overseas Limited (investment adviser).	N/A
Peter Cooke Age: 46	Vice President	Since 2008	Partner, Baillie Gifford & Co. (investment manager); Chief Executive, Baillie Gifford Overseas Limited (investment adviser).	N/A
Nigel Cessford Age: 48	Treasurer	Since 2005	Head of Overseas Institutional Clients Accounting Department, Baillie Gifford & Co. (investment manager).	N/A
Angus N.G. Macdonald Age: 45	Secretary	Since 2000	Head of Legal for the Baillie Gifford Group (investment manager).	N/A
Graham Laybourn Age: 44	Chief Compliance Officer	Since 2005	Compliance Officer, Baillie Gifford Group (investment manager).	N/A

Supplemental Information (unaudited)(concluded)

(1)	The address of each trustee and Officer of the Trust is c/o Baillie Gifford Funds, Calton Square, 1 Greenside Row, Edinburgh, Scotland EH1 3AN.

(2)

There is no stated term of office for the trustees. The Chairman of the Board, President, Secretary, and Treasurer of the Trust are elected annually by the Trustees. Other officers may be elected or appointed by the trustees at any time.

(3)	Previous positions during the past five years with Baillie Gifford & Co., the Manager and Baillie Gifford Group are omitted if not materially different from the positions listed.

(4)

Mr. Hadden is an “interested person” (as defined in the 1940 Act) of the Trust or the Manager due to his positions with the Manager (Baillie Gifford Overseas Ltd.) and his role as an officer of the Trust.

Additional information regarding the Trustees is in the Funds’ Statement of Additional Information and is available upon request, without charge, by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000 or on the SEC’s website at http://www.sec.gov. Shareholders may submit to the Trust claim for reimbursement of telephone charges incurred in placing such calls.

Information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000 or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov. Shareholders may submit to the Trust claim for reimbursement of telephone charges incurred in placing such calls.

Each of the Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

INVESTMENT ADVISORY AGREEMENT RENEWAL (unaudited)

          On June 22, 2011, the Board of Trustees (the “Board”) of the Baillie Gifford Funds (the “Trust”), including those trustees who are not interested persons as defined by the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the investment advisory agreements (each an “Advisory Agreement”) between the Trust on behalf of the Emerging Markets Fund, the EAFE Fund, the International Equity Fund, the EAFE Choice Fund, the North American Equity Fund and the Global Alpha Equity Fund (each a “Fund” and collectively, the “Funds”) and Baillie Gifford Overseas Limited (the “Manager”). As part of the review process, prior to Board approval, the Independent Trustees met on June 9, 2011, June 16, 2011 and June 22, 2011 independently of Trust management and of the interested trustee of the Board to consider the renewal of each Advisory Agreement. During the review process, the Independent Trustees were represented by independent legal counsel. The Independent Trustees reviewed materials received from the Manager, Lipper Inc. (an independent provider of mutual fund data, “Lipper”) and independent legal counsel with respect to contract renewal. After reviewing the information received, the Independent Trustees requested supplemental information that was provided by the Manager. The Independent Trustees then presented their findings and recommendations to the Board.

          Based upon the findings and recommendations of the Independent Trustees, the Board concluded that it was in the best interests of each Fund to renew its respective Advisory Agreement. In reaching this conclusion for each Fund, the Board did not identify any single factor as determinative in its analysis, but rather the Board considered a variety of factors, including those discussed below.

Emerging Markets Fund, EAFE Fund, International Equity Fund and EAFE Choice Fund

          The Board considered the nature, extent and quality of the services provided by the Manager to the Emerging Markets Fund, the EAFE Fund, the International Equity Fund and the EAFE Choice Fund. The Board noted that, pursuant to each Fund’s Advisory Agreement, the Manager provides portfolio management services to the Funds and receives a management fee and that, pursuant to a separate Shareholder Service Plan, the Manager provides services to shareholders of the Funds and receives a shareholder service fee. The Board considered the background and qualifications of the investment and compliance personnel involved in the management and oversight of the Trust, reviewed information regarding each Fund’s performance, management fee and expense ratio compared to similar funds and considered the experience of the Manager in providing services to each Fund. In evaluating the management fee paid by each Fund, and in particular when assessing comparative data, the Board considered not only the management fee, but also the combination of the Fund’s management fee and shareholder service fee. The Board also reviewed the Manager’s financial statements. The Board considered other benefits derived by the Manager from its relationship to the Funds, including receipt of the shareholder service fee (which varies among the share classes) and the use of soft dollars to pay for research services for the Funds or other clients of the Manager. The Board concluded that the nature, extent and quality of the services provided by the Manager to the Funds were satisfactory.

          The Board reviewed the Manager’s revenues received with respect to the Funds for the twelve months ended March 31, 2011 and the nature of the Manager’s resources expended in providing services to the Funds. The Board considered the Manager’s estimate of the profitability of the Funds and concluded that the Manager’s estimated profits were not unreasonable.

          Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement were reasonable and fair and that the continuation of each Advisory Agreement was in the best interests of each respective Fund. The Board noted the following items specific to the referenced Funds.

INVESTMENT ADVISORY AGREEMENT RENEWAL (unaudited) (continued)

Emerging Markets Fund

          The Board reviewed total return information for the one-, three- and five-year and since inception (April 4, 2003) periods ended April 30, 2011 for the Fund compared to an average of the performance of a performance universe of funds provided by Lipper. The Board noted that the Fund’s performance was below the performance universe average for the one-year period and above the performance universe average for the three- and five-year and since inception periods, including top decile investment performance compared to the performance universe for the five-year and since inception periods. The Board concluded that the Fund’s relative performance for the periods reviewed was good.

          The Board reviewed the Fund’s management fee (plus the shareholder service fee), other expenses and total expense ratio and compared them to the average fees and expense ratios of a separate expense group and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund’s management fee (plus the shareholder service fee) was below the average management fee of both the expense group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund’s asset size and that the management fee was on the low end of the spectrum of comparable funds. On the basis of the information provided, the Board concluded that the management fee was reasonable.

International Equity Fund

          The Board reviewed total return information for the one- and three-year and since inception (February 7, 2008) periods ended April 30, 2011 for the Fund compared to an average of the performance of a performance universe of funds provided by Lipper. The Board noted that the Fund’s performance was below the performance universe average for the one-year period and above the performance universe average for the three-year and since inception periods. The Board concluded that the Fund’s relative performance for the periods reviewed was good.

          The Board reviewed the Fund’s management fee (plus the shareholder service fee), other expenses and total expense ratio and compared them to the average fees and expense ratios of a separate expense group and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund’s management fee (plus the shareholder service fee) was slightly below the average management fee of the expense group and equal to the average management fee of the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund’s asset size and that the management fee was on the low end of the spectrum of comparable funds. On the basis of the information provided, the Board concluded that the management fee was reasonable.

EAFE Fund

          The Board reviewed total return information for the one- and three-year and since inception (March 6, 2008) periods ended April 30, 2011 for the Fund compared to an average of the performance of a performance universe of funds provided by Lipper. The Board noted that the Fund’s performance was

INVESTMENT ADVISORY AGREEMENT RENEWAL (unaudited) (concluded)

above the performance universe average for each period and concluded that the Fund’s relative performance for the periods reviewed was good.

          The Board reviewed the Fund’s management fee (plus the shareholder service fee), other expenses and total expense ratio and compared them to the average fees and expense ratios of a separate expense group and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund’s management fee (plus the shareholder service fee) was slightly above the average management fee of the expense group and below the average management fee of the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund’s asset size and that the management fee was on the low end of the spectrum of comparable funds. On the basis of the information provided, the Board concluded that the management fee was reasonable.

EAFE Choice Fund

          The Board reviewed total return information for the one-year and since inception (December 17, 2009) periods ended April 30, 2011 for the Fund compared to an average of the performance of a performance universe of funds provided by Lipper. The Board noted that the Fund’s performance was below the performance universe average for the one-year period and above the performance universe average for the since inception period. The Board concluded that the Fund’s relative performance for the periods reviewed was satisfactory.

          The Board reviewed the Fund’s management fee (plus the shareholder service fee), other expenses and total expense ratio and compared them to the average fees and expense ratios of a separate expense group and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund’s management fee (plus the shareholder service fee) was equal to the average management fee of the expense group and below the average management fee of the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund’s asset size and that the management fee was on the low end of the spectrum of comparable funds. On the basis of the information provided, the Board concluded that the management fee was reasonable.

Item 2. Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)     The schedule of investments is included as part of the report to shareholders filed under Item 1 of this form.

(b)     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

During the previous period, disclosure in the registrant’s Statement of Additional Information regarding the procedures by which shareholders may recommend nominees to the registrant’s board of directors has been revised to read in its entirety as follows:

“The Nominating and Governance Committee is responsible for identifying, evaluating, and recommending Board candidates, reviewing the composition of the Board, reviewing and recommending Disinterested Trustee compensation, and evaluating committee responsibilities and membership. The Nominating and Governance Committee considers and evaluates nominee candidates properly submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. To submit properly a nominee recommendation for the Committee’s consideration, a shareholder must submit such recommendation in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust (Baillie Gifford Overseas Limited, Calton Square, 1 Greenside Row, Edinburgh, United Kingdom EH1 3AN). The recommendation must include: (i) biographical information regarding the candidate, the number of shares of each Fund owned of record and beneficially by the candidate (as reported to the recommending shareholder by the candidate), any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Securities Exchange Act of 1934, as amended and the rules and regulations promulgated thereunder, and whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust, and, if not an “interested person”, information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the number of all shares of each Fund owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Nominating and Governance Committee may require the candidate to furnish such other information as it may deem necessary or appropriate to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Nominating and Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that it will determine to nominate any person, even if properly recommended and considered in accordance with this paragraph. Mr. Browning serves as Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee did not meet during the last fiscal year.”

Item 11. Controls and Procedures.

(a)     The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that to the best of their knowledge the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)     There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Not applicable.

(a)(2)(i) Certification of the Principal Executive Officer required by Rule 30a-2 under the Act.

(a)(2)(ii) Certification of the Principal Financial Officer required by Rule 30a-2 under the Act.

(a)(3) Not applicable.

(b)     Not applicable.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BAILLIE GIFFORD FUNDS

By	/s/ Peter Hadden

Peter Hadden, President

Date	August 31, 2011

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Peter Hadden

Peter Hadden, President

Date	August 31, 2011

By	/s/ Nigel Cessford

Nigel Cessford, Treasurer

Date	August 31, 2011